Note 13 - Derivatives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Bunker Swap Agreements [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	$ (800)
EUA Futures [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net	291
Forward Freight Agreements ("FFAs") [Member]
Gain (Loss) on Sale of Derivatives	7,686
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset	$ 8,654
Costamare Bulkers Holdings Limited Predecessor [Member] | Interest Rate Cap [Member]
Gain (Loss) on Sale of Derivatives		$ 4,694	$ 5,960
Derivative, Number of Instruments Held		0
Costamare Bulkers Holdings Limited Predecessor [Member] | Bunker Swap Agreements [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net		$ (447)
Costamare Bulkers Holdings Limited Predecessor [Member] | EUA Futures [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net		307
Costamare Bulkers Holdings Limited Predecessor [Member] | Forward Freight Agreements ("FFAs") [Member]
Other Derivatives Not Designated as Hedging Instruments at Fair Value, Net		(19,155)
Derivative Liability, Subject to Master Netting Arrangement, Collateral, Right to Reclaim Cash Not Offset		$ 45,221